Bandon Isolated Alpha Fixed Income Fund
RISK/RETURN
Investment Objective:
The Fund seeks consistent positive returns throughout various fixed income market cycles.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 2 5 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bandon Isolated Alpha Fixed Income Fund	Bandon Isolated Alpha Fixed Income Fund Investor Class Shares	Bandon Isolated Alpha Fixed Income Fund Class A Shares	Bandon Isolated Alpha Fixed Income Fund Class C Shares	Bandon Isolated Alpha Fixed Income Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bandon Isolated Alpha Fixed Income Fund		Bandon Isolated Alpha Fixed Income Fund Investor Class Shares	Bandon Isolated Alpha Fixed Income Fund Class A Shares	Bandon Isolated Alpha Fixed Income Fund Class C Shares	Bandon Isolated Alpha Fixed Income Fund Class R Shares
Management Fees		1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%	0.50%
Other Expenses		1.98%	1.98%	1.98%	1.98%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		3.79%	4.04%	3.01%	2.51%
Fee Waiver and/or Reimbursement	[2]	(1.78%)	(1.78%)	(1.78%)	(1.78%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.01%	2.26%	3.01%	2.51%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 201 3 , to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.95%, 2.20%, 2.95% and 2.45% of each class's net assets, respectively, for Class I , Class A, Class C and Class R shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Bandon Isolated Alpha Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Bandon Isolated Alpha Fixed Income Fund Investor Class Shares	204	994	1,804	3,914
Bandon Isolated Alpha Fixed Income Fund Class A Shares	791	1,581	2,386	4,468
Bandon Isolated Alpha Fixed Income Fund Class C Shares	304	1,283	2,266	4,743
Bandon Isolated Alpha Fixed Income Fund Class R Shares	254	1,140	2,038	4,340

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 708% of the average value of its portfolio.

Principal Investment Strategies:

 Under normal market conditions, the Fund invests (long or short) at least 80% of its assets in fixed income securities.  The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) other evidences of indebtedness and (ix) closed-end funds that invest primarily in the preceding.  The Fund may also use the following fixed income derivatives: options, financial futures, options on futures and swaps.  Derivatives are instruments that derive their value from an underlying security, security index, interest rate or other reference.

The Fund invests without restriction as to issuer capitalization, credit quality (including in lower-rated fixed income securities known as high yield or junk bonds) or country and without restriction as to a security's maturity, currency or structural features, such as an issuer's right to prepay.  The Fund uses fixed income options, financial futures, options on futures and swaps for hedging purposes and as substitutes for traditional securities.  The Fund also may use foreign currency forward contracts to hedge foreign currency exchange rate risk. The Fund is considered to be "non-diversified" which means that it may invest in fewer securities than a "diversified" fund.

The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

The Fund seeks to achieve consistent positive returns by combining multiple "isolated alpha" strategies that seek additional non-market-direction-related returns that are attributable to astute individual security selection and interest rate management.  These strategies employed by the adviser or sub-advisers generally avoid fixed income beta (market directional source of return) and seek to isolate exposure to active fixed income decision making (alpha) and include:

Interest Rate Management Strategies

Directional Interest Rate:  Without bias to being long or short, a strategy that isolates active interest rate decision making and seeks profit to from monthly moves in market interest rates by taking either a long or short position in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

Relative Value: Without bias to steepening or flattening, a relative value strategy that isolates active interest rate decision making and seeks to profit from monthly steepening or flattening movements in market yield curves by taking both long and short positions in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

The interest rate management strategies seek to isolate active interest rate decision making.  Excluding sovereigns, the strategies will avoid credit exposures by taking positions that allow it to isolate interest rate movements only.  Interest rate risk management is also referred to as duration management.  Duration is a measure of the sensitivity of the price of a fixed income security to a change in interest rates and is expressed as a number of years.

Credit Management Strategies

Directional:  A strategy that takes long or short positions in the corporate, MBS and ABS fixed income markets which seeks to generate consistent excess returns without incurring undue risk, it focuses on fundamental issuer-specific credit research and duration hedging. This strategy may also use options, financial futures, options on futures and credit default swaps.

Pairs Trades:  A strategy that seeks to profit from investing long in a fixed income security that is believed to have a more favorable outlook for credit quality or potential for capital appreciation while simultaneously selling short a similar fixed income security that is believed will decline relative to the long position.

Event Driven:  A strategy that seeks to profit from purchasing fixed income securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and using one or more hedging strategies in connection with the purchase.  This strategy may also use options, financial futures, options on futures and credit default swaps to hedge.

Opportunistic:  A strategy that seeks returns from what are believed to be temporary dislocations in the relative value between segments of the fixed income market based upon credit quality, liquidity, structure or type of issuer while hedging interest rate risk. This strategy may also use options, financial futures, options on futures and credit default swaps.

Special Situations:  A strategy that involves investing in what are believed to be undervalued fixed income securities including preferred stocks and fixed income closed-end funds based upon its analysis of the issuer's economic and financial situation.  A preferred stock issuer's special situation may be based on factors such as improving credit quality, exercise of a security's redemption or call features or proposed merger with a financially stronger entity.  A closed-end fund's special situation may be based on factors such as trading at a discount to the net asset value of its securities portfolio, being subject to conversion to an open-end fund or liquidation.  Securities are purchased that are believed to have the potential for short term gains and are often times sold when they reach a price target or the security's "situation" is no longer favorable.

The credit strategies seek to isolate active credit decision making.  The various strategies will generally utilize interest rate hedging in order to isolate the target exposures from the active credit decision making without the interest rate risks typically assumed in benchmark (beta) oriented strategies.

The adviser and the sub-advisers may engage in active and frequent trading to achieve the Fund's investment objective.

Allocation of Fund Assets

The adviser determines the allocation of the Fund's assets among the various sub-advisers and investment strategies.  In selecting and weighting investment options, the adviser seeks to identify sub-advisers which, based on their investment styles and historical performance, have the potential, in the opinion of the adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach.  The Fund is not required to invest with any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the assets to any sub-adviser or investment strategy.  The adviser may change the allocation of the Fund's assets among the available investment options, and may add or remove sub-advisers, as more fully described below.

Each sub-adviser is responsible for the day-to-day management of its allocated portion of Fund assets.

As of the date of this Prospectus, the adviser has entered into sub-advisory agreements with the following sub-advisers with respect to the Fund.  Below is a description of each sub-adviser's investment style.  The Fund may select a variation of these strategies or another strategy offered by the sub-advisers.

  Dix Hills Partners, LLC employs multiple interest rate related fixed income management strategies.

  Logan Circle Partners, L.P. employs multiple credit management strategies.

In addition to investments executed by the sub-advisers, the Fund's adviser may invest directly in securities, such as preferred stocks, funds, notes, certificates, options, financial futures, swaps or other derivative instruments, such as instruments indexed to baskets of underlying funds.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Closed-End Funds Risk:  Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in preferred stocks and fixed income securities.  Closed end funds are subject to specific risks, depending on the nature of the fund and may trade below NAV.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

  Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to leverage and credit risk.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  High-Yield Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Mortgage-Backed and Asset-Backed Risk:  The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.  Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-477-8100.

Return does not reflect sales charge and would be lower if it need.
Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	12/31/11	2.46%
Worst Quarter:	9/30/11	(1.42)%

Performance Table
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Bandon Isolated Alpha Fixed Income Fund		1 Year	Since Inception	Inception Date
Bandon Isolated Alpha Fixed Income Fund Investor Class Shares	[1]	(5.84%)	(5.84%)	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Investor Class Shares After Taxes on Distributions		(5.84%)	(5.84%)
Bandon Isolated Alpha Fixed Income Fund Investor Class Shares After Taxes on Distributions and Sales		(3.80%)	(3.80%)
Bandon Isolated Alpha Fixed Income Fund Class A Shares		(5.94%)	(5.94%)	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class C Shares		(0.60%)	(0.60%)	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund Class R Shares		(0.10%)	(0.10%)	Dec 31, 2010
BofAML 3 Month Treasury Bill Index	[2]	0.14%	0.10%
HRFX Absolute Return Index	[3]	(3.71%)	(3.71%)
[1]	During the period ended December 31, 2011 Class I shares had a sales charge, as of the date of this prospectus has been removed.
[2]	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The HRFX Absolute Return Index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 13, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 6, 2012
Prospectus Date	rr_ProspectusDate	Jan 13, 2012
Bandon Isolated Alpha Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks consistent positive returns throughout various fixed income market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 2 5 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 708% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	708.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal market conditions, the Fund invests (long or short) at least 80% of its assets in fixed income securities.  The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) other evidences of indebtedness and (ix) closed-end funds that invest primarily in the preceding.  The Fund may also use the following fixed income derivatives: options, financial futures, options on futures and swaps.  Derivatives are instruments that derive their value from an underlying security, security index, interest rate or other reference.

The Fund invests without restriction as to issuer capitalization, credit quality (including in lower-rated fixed income securities known as high yield or junk bonds) or country and without restriction as to a security's maturity, currency or structural features, such as an issuer's right to prepay.  The Fund uses fixed income options, financial futures, options on futures and swaps for hedging purposes and as substitutes for traditional securities.  The Fund also may use foreign currency forward contracts to hedge foreign currency exchange rate risk. The Fund is considered to be "non-diversified" which means that it may invest in fewer securities than a "diversified" fund.

The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

The Fund seeks to achieve consistent positive returns by combining multiple "isolated alpha" strategies that seek additional non-market-direction-related returns that are attributable to astute individual security selection and interest rate management.  These strategies employed by the adviser or sub-advisers generally avoid fixed income beta (market directional source of return) and seek to isolate exposure to active fixed income decision making (alpha) and include:

Interest Rate Management Strategies

Directional Interest Rate:  Without bias to being long or short, a strategy that isolates active interest rate decision making and seeks profit to from monthly moves in market interest rates by taking either a long or short position in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

Relative Value: Without bias to steepening or flattening, a relative value strategy that isolates active interest rate decision making and seeks to profit from monthly steepening or flattening movements in market yield curves by taking both long and short positions in sovereign debt securities.  This strategy may also use derivatives, including options, financial futures, options on futures and swaps.

The interest rate management strategies seek to isolate active interest rate decision making.  Excluding sovereigns, the strategies will avoid credit exposures by taking positions that allow it to isolate interest rate movements only.  Interest rate risk management is also referred to as duration management.  Duration is a measure of the sensitivity of the price of a fixed income security to a change in interest rates and is expressed as a number of years.

Credit Management Strategies

Directional:  A strategy that takes long or short positions in the corporate, MBS and ABS fixed income markets which seeks to generate consistent excess returns without incurring undue risk, it focuses on fundamental issuer-specific credit research and duration hedging. This strategy may also use options, financial futures, options on futures and credit default swaps.

Pairs Trades:  A strategy that seeks to profit from investing long in a fixed income security that is believed to have a more favorable outlook for credit quality or potential for capital appreciation while simultaneously selling short a similar fixed income security that is believed will decline relative to the long position.

Event Driven:  A strategy that seeks to profit from purchasing fixed income securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and using one or more hedging strategies in connection with the purchase.  This strategy may also use options, financial futures, options on futures and credit default swaps to hedge.

Opportunistic:  A strategy that seeks returns from what are believed to be temporary dislocations in the relative value between segments of the fixed income market based upon credit quality, liquidity, structure or type of issuer while hedging interest rate risk. This strategy may also use options, financial futures, options on futures and credit default swaps.

Special Situations:  A strategy that involves investing in what are believed to be undervalued fixed income securities including preferred stocks and fixed income closed-end funds based upon its analysis of the issuer's economic and financial situation.  A preferred stock issuer's special situation may be based on factors such as improving credit quality, exercise of a security's redemption or call features or proposed merger with a financially stronger entity.  A closed-end fund's special situation may be based on factors such as trading at a discount to the net asset value of its securities portfolio, being subject to conversion to an open-end fund or liquidation.  Securities are purchased that are believed to have the potential for short term gains and are often times sold when they reach a price target or the security's "situation" is no longer favorable.

The credit strategies seek to isolate active credit decision making.  The various strategies will generally utilize interest rate hedging in order to isolate the target exposures from the active credit decision making without the interest rate risks typically assumed in benchmark (beta) oriented strategies.

The adviser and the sub-advisers may engage in active and frequent trading to achieve the Fund's investment objective.

Allocation of Fund Assets

The adviser determines the allocation of the Fund's assets among the various sub-advisers and investment strategies.  In selecting and weighting investment options, the adviser seeks to identify sub-advisers which, based on their investment styles and historical performance, have the potential, in the opinion of the adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach.  The Fund is not required to invest with any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the assets to any sub-adviser or investment strategy.  The adviser may change the allocation of the Fund's assets among the available investment options, and may add or remove sub-advisers, as more fully described below.

Each sub-adviser is responsible for the day-to-day management of its allocated portion of Fund assets.

As of the date of this Prospectus, the adviser has entered into sub-advisory agreements with the following sub-advisers with respect to the Fund.  Below is a description of each sub-adviser's investment style.  The Fund may select a variation of these strategies or another strategy offered by the sub-advisers.

  Dix Hills Partners, LLC employs multiple interest rate related fixed income management strategies.

  Logan Circle Partners, L.P. employs multiple credit management strategies.

In addition to investments executed by the sub-advisers, the Fund's adviser may invest directly in securities, such as preferred stocks, funds, notes, certificates, options, financial futures, swaps or other derivative instruments, such as instruments indexed to baskets of underlying funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests (long or short) at least 80% of its assets in fixed income securities. The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) other evidences of indebtedness and (ix) closed-end funds that invest primarily in the preceding. The Fund may also use the following fixed income derivatives: options, financial futures, options on futures and swaps. Derivatives are instruments that derive their value from an underlying security, security index, interest rate or other reference.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Closed-End Funds Risk:  Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in preferred stocks and fixed income securities.  Closed end funds are subject to specific risks, depending on the nature of the fund and may trade below NAV.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

  Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to leverage and credit risk.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  High-Yield Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Mortgage-Backed and Asset-Backed Risk:  The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.  Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-477-8100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-477-8100
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Return does not reflect sales charge and would be lower if it need.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	12/31/11	2.46%
Worst Quarter:	9/30/11	(1.42)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.42%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Bandon Isolated Alpha Fixed Income Fund | BofAML 3 Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%	[1]
Bandon Isolated Alpha Fixed Income Fund | HRFX Absolute Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.71%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.71%)	[2]
Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.79%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	994
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,914
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Return does not reflect sales charge and would be lower if it need.
Annual Return 2011	rr_AnnualReturn2011	(0.10%)
1 Year	rr_AverageAnnualReturnYear01	(5.84%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.84%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[5]
Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.84%)
Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.80%)
Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	791
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,468
1 Year	rr_AverageAnnualReturnYear01	(5.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,743
1 Year	rr_AverageAnnualReturnYear01	(0.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Bandon Isolated Alpha Fixed Income Fund | Bandon Isolated Alpha Fixed Income Fund Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,340
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The HRFX Absolute Return Index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[4]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 201 3 , to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.95%, 2.20%, 2.95% and 2.45% of each class's net assets, respectively, for Class I , Class A, Class C and Class R shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[5]	During the period ended December 31, 2011 Class I shares had a sales charge, as of the date of this prospectus has been removed.